46497 9/98
Prospectus Supplement
dated September 14, 1998 to:
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PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND (the "fund")
to Prospectus dated January 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officer of Putnam Investment Management, Inc.
("Putnam Management") has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                        Business experience
                              Year           (at least 5
years)
                              -----          ---------------
----------

Leslie J. Burke               1998      Employed as an
investment
Vice President                     professional by Putnam
                                   Management since 1992.